U. S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202




November 4, 2002

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:               MATRIX ADVISORS VALUE FUND, INC.
                  Securities Act Registration No.: 002-84222
                  Investment Company Act Registration No.: 811-03758



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Matrix Advisors Value Funds, Inc. (the "Fund") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated October 28, 2002 and filed electronically as Post-Effective Amendment No. 23 to the Fund's Registration Statement on October 28, 2002.

If you have any questions regarding this filing, please call the undersigned at
(414) 765-5025.

Sincerely,


/s/ Elaine E. Richards, Esq.
----------------------------
Elaine E. Richards, Esq.